                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845


                           Van Kampen Senior Loan Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
               (Address of principal executive offices)    (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   7/31

Date of reporting period:   7/31/04

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Senior Loan Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of July 31, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       AN INVESTMENT IN SENIOR LOANS IS SUBJECT TO CERTAIN RISKS SUCH AS LOAN DEFAULTS AND ILLIQUIDITY DUE TO INSUFFICIENT COLLATERAL BACKING.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 7/31/04

Current Distribution (July 31, 1994--July 31, 2004)
(LINE GRAPH)

                                                                VAN KAMPEN SENIOR LOAN FUND           3-MONTH TREASURY BILL*
                                                                ---------------------------           ----------------------
7/94                                                                        6.50                               4.40
                                                                            6.50                               4.71
                                                                            6.81                               4.83
                                                                            7.00                               5.21
                                                                            7.00                               5.79
                                                                            7.58                               5.76
                                                                            7.58                               6.08
                                                                            8.04                               6.02
                                                                            8.03                               5.95
                                                                            8.03                               5.94
                                                                            8.02                               5.88
                                                                            8.01                               5.64
7/95                                                                        8.01                               5.65
                                                                            8.01                               5.51
                                                                            8.02                               5.48
                                                                            8.02                               5.58
                                                                            8.03                               5.56
                                                                            8.04                               5.14
                                                                            7.54                               5.11
                                                                            7.31                               5.09
                                                                            7.25                               5.20
                                                                            7.12                               5.22
                                                                            6.94                               5.24
                                                                            6.80                               5.22
7/96                                                                        6.80                               5.37
                                                                            6.80                               5.35
                                                                            7.01                               5.09
                                                                            7.01                               5.21
                                                                            7.01                               5.19
                                                                            7.02                               5.23
                                                                            7.02                               5.21
                                                                            7.02                               5.28
                                                                            7.03                               5.39
                                                                            7.03                               5.30
                                                                            7.03                               5.00
                                                                            7.03                               5.23
7/97                                                                        6.88                               5.30
                                                                            6.80                               5.28
                                                                            6.79                               5.16
                                                                            6.80                               5.26
                                                                            6.79                               5.26
                                                                            6.79                               5.41
                                                                            6.79                               5.24
                                                                            6.78                               5.38
                                                                            6.79                               5.18
                                                                            6.79                               5.03
                                                                            6.79                               5.07
                                                                            6.77                               5.14
7/98                                                                        6.79                               5.13
                                                                            6.81                               4.88
                                                                            6.82                               4.40
                                                                            6.48                               4.36
                                                                            6.18                               4.53
                                                                            6.20                               4.50
                                                                            6.21                               4.50
                                                                            6.20                               4.72
                                                                            6.21                               4.52
                                                                            6.20                               4.58
                                                                            6.22                               4.68
                                                                            6.44                               4.83
7/99                                                                        6.48                               4.80
                                                                            6.55                               5.02
                                                                            6.56                               4.91
                                                                            6.58                               5.15
                                                                            6.59                               5.37
                                                                            6.59                               5.39
                                                                            6.91                               5.77
                                                                            6.96                               5.86
                                                                            7.14                               5.95
                                                                            7.23                               5.91
                                                                            7.25                               5.69
                                                                            7.51                               5.94
7/00                                                                        7.57                               6.31
                                                                            7.60                               6.40
                                                                            7.98                               6.30
                                                                            8.31                               6.49
                                                                            8.40                               6.29
                                                                            8.53                               5.98
                                                                            8.63                               5.05
                                                                            8.74                               4.91
                                                                            8.09                               4.33
                                                                            7.20                               3.92
                                                                            6.75                               3.64
                                                                            6.54                               3.68
7/01                                                                        6.29                               3.55
                                                                            5.97                               3.39
                                                                            5.80                               2.38
                                                                            5.28                               2.02
                                                                            4.71                               1.73
                                                                            4.47                               1.73
                                                                            4.19                               1.76
                                                                            3.97                               1.76
                                                                            3.93                               1.78
                                                                            3.90                               1.77
                                                                            3.92                               1.73
                                                                            3.95                               1.69
7/02                                                                        4.15                               1.70
                                                                            4.32                               1.68
                                                                            4.33                               1.55
                                                                            4.48                               1.45
                                                                            4.48                               1.21
                                                                            4.25                               1.19
                                                                            4.09                               1.17
                                                                            4.11                               1.19
                                                                            4.10                               1.11
                                                                            3.81                               1.11
                                                                            3.75                               1.10
                                                                            3.67                               0.85
7/03                                                                        3.54                               0.94
                                                                            3.36                               0.97
                                                                            3.33                               0.94
                                                                            3.29                               0.95
                                                                            3.24                               0.93
                                                                            3.23                               0.92
                                                                            3.19                               0.91
                                                                            3.08                               0.94
                                                                            3.06                               0.94
                                                                            2.98                               0.96
                                                                            2.98                               1.06
                                                                            2.96                               1.26
7/04                                                                        2.96                               1.43

Data provided for the fund reflects distributions that occur on the 25th of each month or the prior business day if the 25th falls on a weekend or holiday, whereas benchmark data is as of the month end.

* Source: Bloomberg

                                                     B SHARES               C SHARES
                                                 since 10/04/1989       since 06/13/2003
------------------------------------------------------------------------------------------
                                                             W/MAX                  W/MAX
                                                             3.00%                  1.00%
AVERAGE ANNUAL                                  W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS                                    CHARGES     CHARGE     CHARGES     CHARGE

Since Inception                                   6.05%       6.05%     12.48%      12.48%

10-year                                           5.17        5.17         --          --

5-year                                            3.47        3.32         --          --

1-year                                           12.03        9.03      11.86       10.86
------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN TENDERED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return assumes reinvestment of all dividends and capital gains and excludes payment of maximum early withdrawal charge. An early withdrawal charge for Class B shares of 3.00% will be imposed on most shares accepted by the fund for repurchase within the first year after purchase and declining thereafter to 0.00% after the fifth year. An early withdrawal charge for Class C shares of 1.00% will be imposed on most shares accepted by the fund for repurchase, which have been held for less than one year.

Fund Report

FOR THE 12-MONTH PERIOD ENDED JULY 31, 2004

Van Kampen Senior Loan Fund is managed by the Adviser's Senior Loans team, led by Howard Tiffen, Managing Director of the Adviser.(1)

MARKET OVERVIEW

The fiscal year ended July 31, 2004 was a highly favorable period for the senior-loan market. Strong fundamental factors worked in the market's favor:
Gross Domestic Product (GDP) growth topped 4 percent at an annual rate for three of the last four calendar quarters, inflation remained in check, and interest rates finally began to rise in early 2004. As the economy continued to improve, so too did corporate financial performance. Over the past few years, companies have had to become much more efficient in order to thrive in an era of lower prices and greater competition. Companies' gains in efficiency have led to considerable operating leverage, which has helped boost profits. These factors, coupled with improving credit quality and rising productivity, all contributed to the senior loan market's strong performance during the period.

Yield spreads in the senior-loan market (the yield differential between senior loans and short-term lending rates, such as LIBOR) continued to contract, reaching near-historic lows by the end of the reporting period. This narrowing of spreads enabled more companies to access the senior-loan market at very favorable terms. At the same time, demand for and inflows into senior loans continued to rise, particularly from institutional investors, as the asset class has gained growing recognition as a defensive investment. Significantly lower default rates also added to the attractiveness of the senior-loan market. As a result, investors readily absorbed the record amounts of new issues that came to market during the period, and demand and supply remained in equilibrium.

PERFORMANCE ANALYSIS

The fund returned 12.03 percent for the 12-month period ended July 31, 2004 (Class B shares unadjusted for sales charges).


TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED JULY 31, 2004

--------------------------------------------------------------------------------
               CLASS B                                   CLASS C

                12.03%                                    11.86%
--------------------------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

(1)Team members may change without notice at any time.

We believe that the fund's strong performance is the result, in part, of our successfully working through the more challenging credits of the past--a process that can take up to two years to complete. It is also a reflection of our larger, experienced team of analysts and the thorough fundamental research they conduct, which we believe has led to better investment decisions. We continue to focus on identifying those companies that exhibit strong management, solid and predictable cash flows, and collateral that is sufficient to provide a healthy "second way out." This bottom-up security-selection process resulted in an emphasis on the cable, printing and publishing, and health-care sectors during the reporting period. We also identified some attractive opportunities in telecommunications, and we added slightly to the portfolio's holdings in this sector. The fund's allocation to hotels, motels and gaming also increased during the reporting period. This industry has been strong this year as consumers are generally traveling and spending more, and our analysis identified issuers that offered compelling returns with strong asset coverage.

In an effort to limit risk, we continued to keep the fund broadly diversified, which helps enhance the portfolio's defensive characteristics. In addition, while we do not practice sector selection, we do avoid certain industries that have historically been poor performers in the senior-loan arena, such as fashion and retail.

Looking ahead, while growth in corporate profits may level off, we believe that absolute profitability and pricing power are likely to remain strong and that companies will be able to continue to generate free cash-flow. For these reasons, we believe the environment for senior loans should continue to be quite favorable in the coming months. We will continue with our disciplined investment approach, seeking a relatively stable net asset value for the fund and attractive yields.

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 07/31/04
INDUSTRY                                         PERCENT OF NET ASSETS
Hotels, Motels, Inns & Gaming                                        7.8%
Entertainment and Leisure                                            7.4
Chemicals, Plastics, & Rubber                                        6.6
Printing & Publishing                                                6.4
Broadcasting--Cable                                                  6.1
Beverage, Food, & Tobacco                                            5.7
Automotive                                                           5.4
Containers, Packaging & Glass                                        5.0
Telecommunications--Wireless                                         4.3
Healthcare                                                           4.0
Ecological                                                           2.3
Retail--Stores                                                       2.3
Electronics                                                          2.2
Medical Products & Services                                          2.2
Utilities                                                            2.0
Buildings & Real Estate                                              1.9
Natural Resources                                                    1.9
Aerospace/Defense                                                    1.8
Finance                                                              1.7
Construction Material                                                1.6
Diversified Manufacturing                                            1.6
Home & Office Furnishings, Housewares & Durable Consumer
Products                                                             1.4
Mining, Steel, Iron & Non-Precious Metals                            1.4
Personal & Misc Services                                             1.4
Healthcare & Beauty                                                  1.2
Telecommunications--Local Exchange Carriers                          1.2
Transportation--Personal                                             1.2
Insurance                                                            1.1
Retail--Oil & Gas                                                    1.1
Business Equipment                                                   0.9
Non-Durable Consumer Products                                        0.8
Retail--Specialty                                                    0.8
Transportation--Cargo                                                0.8
Machinery                                                            0.6
Broadcasting--Radio                                                  0.5
Pharmaceuticals                                                      0.5
Telecommunications--Long Distance                                    0.5
Broadcasting--Diversified                                            0.3
Farming & Agriculture                                                0.3
Grocery                                                              0.3
Transportation--Rail Manufacturing                                   0.1
                                                                --------
Total Long-Term Investments                                         96.6%
Short-Term Investments                                               4.7
Liabilities in Excess of Other Assets                               (1.3)
                                                                ========
Total Net Assets                                                   100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each with a delay of approximately 15 days.

You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

ANNUAL HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            VARIABLE RATE** SENIOR LOAN INTERESTS  90.4%
            AEROSPACE/DEFENSE  1.8%
 $ 2,494    ARINC, Inc., Term Loan........ Ba3       BB           03/10/11        $    2,528,039
   1,995    CACI International, Inc., Term
            Loan.......................... Ba2       BB           05/03/11             2,004,975
   2,804    ILC Industries, Inc., Term
            Loan.......................... NR        NR           08/05/10             2,853,379
  21,298    The Titan Corp., Term Loan.... Ba3       BB-          06/30/09            21,409,083
   1,604    The Titan Corp., Revolving
            Credit Agreement.............. Ba3       BB-          05/23/08             1,567,513
   1,493    Transdigm, Inc., Term Loan.... B1        B+           07/22/10             1,513,731
   4,238    Vought Aircraft Industries,
            Inc., Term Loan............... Ba3       B+     12/31/06 to 06/30/08       4,284,696
                                                                                  --------------
                                                                                      36,161,416
                                                                                  --------------
            AUTOMOTIVE  5.1%
   1,844    AMCAN Consolidate
            Technologies, Inc., Term
            Loan.......................... NR        NR           03/28/07             1,576,873
   4,772    Citation Corp., Term Loan
            (a)........................... NR        B-     12/01/05 to 12/01/07       4,229,208
     955    Eagle Picher Industries, Term
            Loan.......................... B2        B+           08/07/09               963,492
  29,571    Federal-Mogul Corp., Term Loan
            (b)........................... NR        NR     02/05/05 to 02/24/05      29,373,027
   8,742    Federal-Mogul Corp., Revolving
            Credit Agreement (b).......... NR        NR           02/05/05             8,719,724
  11,329    Goodyear Tire & Rubber Co.,
            Term Loan..................... B1        BB           03/31/06            11,502,223
   9,950    MetoKote Corp., Term Loan..... B1        B+           08/13/10            10,099,250
   3,200    Polypore, Inc., Term Loan..... B1        B+           11/12/11             3,258,000
  17,889    Safelite Glass Corp., Term
            Loan (c)...................... NR        NR           09/30/07            17,218,281
   3,482    Tenneco Automotive, Inc., Term
            Loan.......................... B1        B+           12/12/10             3,551,426
   7,109    ThermaSys Corp., Term Loan
            (d)........................... NR        NR           08/25/07             3,518,865
   6,464    TRW Automotive, Inc. Term
            Loan.......................... Ba2       BB+    02/28/09 to 02/28/11       6,574,222
   2,142    United Components, Inc., Term
            Loan.......................... B1        BB-          06/30/10             2,172,453
                                                                                  --------------
                                                                                     102,757,044
                                                                                  --------------
            BEVERAGE, FOOD & TOBACCO  5.6%
   9,739    B & G Foods, Inc., Term
            Loan.......................... B1        B            08/31/09             9,811,948
   8,673    Birds Eye Foods, Inc., Term
            Loan.......................... B1        B+           06/30/08             8,790,895
   4,938    Burns Philp, Inc., Term
            Loan.......................... B1        B+           02/20/09             5,005,391
   3,820    Commonwealth Brands, Inc.,
            Term Loan..................... NR        NR           08/28/07             3,887,192

See Notes to Financial Statements                                              7

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            BEVERAGE, FOOD & TOBACCO (CONTINUED)
 $ 1,250    Constellation Brands, Inc.,
            Term Loan..................... Ba1       BB           11/30/08        $    1,269,420
   2,444    Del Monte Corp., Term Loan.... Ba3       BB-          12/20/10             2,482,888
   8,007    Doane Pet Care Co., Term
            Loan.......................... B1        B-     03/31/05 to 12/29/06       8,059,620
     488    Doane Pet Care Co., Revolving
            Credit Agreement.............. B1        B-           12/29/05               474,653
   9,678    Dole Food Co., Inc., Term
            Loan.......................... Ba3       BB     09/28/08 to 07/21/10       9,756,367
   7,800    DS Waters Enterprises, LP,
            Term Loan..................... B1        B+           11/07/09             7,704,941
   7,873    Land O' Lakes, Inc., Term
            Loan.......................... B1        B+           10/10/08             8,012,655
   4,988    Luigino's, Inc., Term Loan.... B1        B+           04/02/11             5,068,547
   2,110    Mafco Worldwide Corp., Term
            Loan.......................... NR        NR           03/31/06             2,088,724
   5,970    Michael Foods, Inc., Term
            Loan.......................... B1        B+           11/21/10             6,068,881
   3,000    Pierre Foods, Inc., Term
            Loan.......................... B1        B+           06/30/10             3,038,439
  24,938    Pinnacle Foods, Inc., Term
            Loan.......................... B1        BB-          11/25/10            25,303,782
   2,731    Southern Wine & Spirits of
            America, Inc., Term Loan...... NR        NR           07/02/08             2,764,388
   4,941    Swift & Co., Term Loan........ Ba2       BB           09/19/08             4,978,458
                                                                                  --------------
                                                                                     114,567,189
                                                                                  --------------
            BROADCASTING--CABLE  6.1%
   2,244    Cebridge Connections, Inc.,
            Term Loan..................... NR        NR           02/23/09             2,272,430
  52,000    Charter Communications
            Operating, LLC, Term Loan..... B2        B      04/27/10 to 04/27/11      51,305,205
  10,904    Frontiervision Operating
            Partners, LP, Term Loan (b)... NR        NR     09/30/05 to 03/31/06      10,920,107
     927    Frontiervision Operating
            Partners, LP, Revolving Credit
            Agreement (b)................. NR        NR           10/31/05               927,941
   4,661    Hilton Head Communications,
            LP, Term Loan (b)............. NR        NR           03/31/08             4,461,980
   5,700    Hilton Head Communications,
            LP, Revolving Credit Agreement
            (b)........................... NR        NR           09/30/07             5,432,140
   7,960    Insight Midwest Holdings, LLC,
            Term Loan..................... Ba3       BB+          12/31/09             8,089,899
   4,450    MCC Iowa, LLC, Term Loan...... Ba3       BB+          09/30/10             4,502,497

 8                                             See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            BROADCASTING--CABLE (CONTINUED)
 $ 1,469    Mediacom Illinois, LLC, Term
            Loan.......................... Ba3       BB+          12/31/08        $    1,483,486
   1,370    Mediacom Illinois, LLC,
            Revolving Credit Agreement.... Ba3       BB+          06/30/08             1,319,106
     516    Mediacom Southeast, LLC, Term
            Loan.......................... Ba3       BB+          09/30/08               523,044
   4,175    Mediacom Southeast, LLC,
            Revolving Credit Agreement.... Ba3       BB+          03/31/08             4,007,661
  18,755    Olympus Cable Holdings, LLC,
            Term Loan (b)................. NR        NR     06/30/10 to 09/30/10      18,133,070
   4,680    Parnassos, LP, Term Loan
            (b)........................... NR        NR           06/30/07             4,629,636
   1,320    Parnassos, LP, Revolving
            Credit Agreement (b).......... NR        NR           06/30/07             1,305,372
   4,461    Rainbow Media Group, Term
            Loan.......................... Ba2       BB+          03/31/09             4,480,289
                                                                                  --------------
                                                                                     123,793,863
                                                                                  --------------
            BROADCASTING--DIVERSIFIED  0.3%
   5,781    DirecTV Holdings, LLC, Term
            Loan.......................... Ba2       BB           03/06/10             5,868,150
                                                                                  --------------

            BROADCASTING--RADIO  0.5%
  10,696    Spanish Broadcasting Systems,
            Term Loan..................... B1        B+           10/30/09            10,870,064
                                                                                  --------------

            BUILDINGS & REAL ESTATE  1.9%
   3,000    AIMCO Properties, LP, Term
            Loan.......................... NR        NR           05/30/08             3,028,125
   6,396    CB Richard Ellis Services,
            Inc., Term Loan............... B1        B+           03/31/10             6,438,125
   5,243    Central Parking Corp., Term
            Loan.......................... Ba3       BB-          03/31/10             5,311,957
   5,612    Corrections Corp. of America,
            Term Loan..................... Ba3       BB-          03/31/08             5,701,410
   5,206    Crescent Real Estate Equities
            Co., Term Loan................ NR        NR           01/12/06             5,260,959
   1,583    GEO Group, Inc., Term Loan.... Ba3       BB-          07/09/09             1,601,306
   6,000    Landsource Communities
            Development, LLC, Term Loan... NR        NR           03/31/10             6,093,750
   1,474    Ventas, Inc., Term Loan....... NR        NR           04/17/07             1,481,864
   3,077    Ventas, Inc., Revolving Credit
            Agreement..................... NR        NR           04/17/05             3,038,776
                                                                                  --------------
                                                                                      37,956,272
                                                                                  --------------

See Notes to Financial Statements                                              9

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            BUSINESS EQUIPMENT  0.9%
 $ 7,128    General Binding Corp., Term
            Loan.......................... B2        B+           01/15/08        $    7,146,154
   4,900    Katun Corp., Term Loan........ NR        B+           06/30/09             4,896,937
   2,800    Verifone, Inc., Term Loan..... B1        B+     06/30/11 to 12/31/11       2,852,250
   4,330    Vertafore, Inc., Term Loan.... NR        NR     03/30/08 to 03/30/10       4,367,888
                                                                                  --------------
                                                                                      19,263,229
                                                                                  --------------
            CHEMICALS, PLASTICS & RUBBER  6.2%
   6,500    Brenntag AG, Term Loan........ B1        BB-          02/27/12             6,607,659
   5,035    Celanase, Term Loan........... B1        B+     04/06/11 to 12/08/11       5,155,173
   8,514    CP Kelco ApS, Term Loan....... B3        B      09/30/06 to 09/30/08       8,563,834
   1,496    Hercules, Inc., Term Loan..... Ba1       BB           10/08/10             1,507,472
  22,934    Huntsman Corp., Term Loan..... B2        B            03/31/07            23,058,472
  22,500    Huntsman ICI Chemicals, LLC,
            Term Loan..................... B1        B            12/31/10            22,868,437
   2,933    Jet Plastica Industries, Inc.,
            Term Loan..................... NR        NR           02/28/05             2,786,475
     834    Jet Plastica Industries, Inc.,
            Revolving Credit Agreement.... NR        NR           02/28/05               792,266
  14,500    KOSA B.V., Term Loan.......... Ba3       BB           04/29/11            14,726,563
   7,798    Krayton Polymers, LLC, Term
            Loan.......................... B1        BB-          12/23/10             7,929,216
  16,312    Nalco Co., Term Loan.......... B1        BB-    11/04/09 to 11/04/10      16,576,027
   4,427    Nutrasweet Acquisition Corp.,
            Term Loan..................... NR        NR     06/30/06 to 05/25/09       4,390,053
   5,358    Rhodia, Inc., Term Loan....... B2        NR           06/27/06             5,294,657
   6,495    Unifrax Corp., Term Loan...... B1        B+           05/19/10             6,596,371
                                                                                  --------------
                                                                                     126,852,675
                                                                                  --------------
            CONSTRUCTION MATERIAL  1.6%
  10,474    Builders FirstSource, Inc.,
            Term Loan..................... NR        NR           02/25/10            10,565,395
   1,980    Building Materials Holding
            Corp., Term Loan.............. Ba2       BB-          08/21/10             1,987,425
   2,993    Compression Polymers Corp.,
            Term Loan..................... B1        B            03/12/10             3,009,333
   4,750    Interline Brands, Inc., Term
            Loan.......................... B2        B+           11/30/09             4,782,656
   2,000    Itron, Inc., Term Loan........ Ba3       BB-          06/28/11             2,020,000
   2,985    St. Mary's Cement, Inc., Term
            Loan.......................... B1        BB-          12/04/09             3,026,044
   6,897    Werner Holding Co., Inc., Term
            Loan.......................... B1        B            06/11/09             6,720,187
                                                                                  --------------
                                                                                      32,111,040
                                                                                  --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS  5.0%
 $ 2,400    BWAY Corp., Term Loan......... B1        B+           06/30/11        $    2,441,251
   8,006    Crown Cork & Seal Co., Inc.,
            Term Loan..................... Ba3       BB           02/26/08             8,135,103
  17,345    Dr. Pepper/Seven Up Bottling
            Group, Inc., Term Loan........ B1        NR           12/19/10            17,551,394
   1,213    Fleming Packaging Corp., Term
            Loan (b) (d).................. NR        NR           08/31/04               223,180
     143    Fleming Packaging Corp.,
            Revolving Credit Agreement (b)
            (d) (e)....................... NR        NR           03/31/03                26,277
  13,823    Graphic Packaging
            International Corp., Term
            Loan.......................... B1        B+     08/08/09 to 08/09/10      14,044,264
     148    Graphic Packaging
            International Corp., Revolving
            Credit Agreement.............. B1        B+           08/08/09               142,708
   4,276    Impress Metal Packaging
            Holding B.V., Term Loan....... NR        B+           12/31/06             4,286,593
  38,310    Owens-Illinois, Inc., Term
            Loan.......................... B2        BB-    04/01/07 to 04/01/08      38,729,097
   5,356    Packaging Dynamics, Term
            Loan.......................... NR        NR     09/29/08 to 09/29/09       5,367,391
     267    Smurfit-Stone Container Corp.,
            Revolving Credit Agreement.... NR        NR           12/31/05               263,320
   1,988    Solo Cup, Inc., Term Loan..... B1        B+           02/27/11             2,013,173
   1,116    Tekni-Plex, Inc., Term Loan... B1        B+           06/21/08             1,124,160
   3,390    Tekni-Plex, Inc., Revolving
            Credit Agreement.............. B1        B+           06/21/06             3,339,534
   3,990    U.S. Can Corp., Term Loan..... B2        B            01/10/10             4,037,381
                                                                                  --------------
                                                                                     101,724,826
                                                                                  --------------
            DIVERSIFIED MANUFACTURING  0.9%
     990    Amsted Industries, Inc., Term
            Loan.......................... B1        BB-          10/15/10             1,013,513
   6,770    Chart Industries, Inc, Term
            Loan (c)...................... NR        NR           09/15/09             6,757,762
   1,927    Juno Lighting, Inc., Term
            Loan.......................... B1        B+           11/21/10             1,956,182
   9,450    Mueller Group, Inc., Term
            Loan.......................... B2        B+           04/23/11             9,546,994
                                                                                  --------------
                                                                                      19,274,451
                                                                                  --------------
            ECOLOGICAL  2.3%
  25,658    Allied Waste North America,
            Inc., Term Loan............... Ba2       BB           01/15/10            26,038,089
   7,609    Duratek, Inc., Term Loan...... B1        BB-          12/16/09             7,608,696

See Notes to Financial Statements                                             11

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            ECOLOGICAL (CONTINUED)
 $ 2,572    Environmental Systems Products
            Holdings, Term Loan........... B2        NR     12/12/08 to 12/12/10  $    2,612,730
   3,499    Great Lakes Dredge & Dock
            Corp., Term Loan.............. B2        B-           12/22/10             3,498,673
   2,977    IESI Corp., Term Loan......... B1        B+           09/30/10             3,030,538
   1,739    Safety-Kleen Corp., Term
            Loan.......................... NR        NR           12/24/08             1,043,209
   2,394    Waste Services, Inc., Term
            Loan.......................... B1        B+           03/31/11             2,411,955
                                                                                  --------------
                                                                                      46,243,890
                                                                                  --------------
            ELECTRONICS  2.2%
  10,059    Audio Visual Services Corp.,
            Term Loan..................... NR        NR           03/04/06            10,612,630
   5,410    Knowles Electronics, Inc.,
            Term Loan..................... B3        NR           06/29/07             5,451,621
   3,080    Memec Group Ltd., Term Loan... Ba3       B      06/15/09 to 06/15/10       3,079,900
  10,421    Rayovac Corp., Term Loan...... B1        B+           09/30/09            10,559,569
   7,773    Semiconductor Components
            Industries, LLC, Term Loan.... B3        B            08/04/09             7,851,881
   3,600    UGS Corp., Term Loan.......... B1        B+           05/27/11             3,639,377
   3,533    Viasystems, Inc., Term Loan... NR        NR           09/30/08             3,570,963
                                                                                  --------------
                                                                                      44,765,941
                                                                                  --------------
            ENTERTAINMENT & LEISURE  5.6%
   2,249    Bell Sports, Inc., Term
            Loan.......................... Ba3       NR           12/31/05             2,137,973
   4,619    Detroit Red Wings, Inc., Term
            Loan.......................... NR        NR           08/30/06             4,630,891
   2,122    Festival Fun Parks, LLC, Term
            Loan.......................... NR        NR     06/30/07 to 12/31/07       2,112,872
   2,487    Fitness Holdings Worldwide,
            Inc., Term Loan............... B1        B            07/01/09             2,518,594
   1,970    Kerasotes Theatres, Inc., Term
            Loan.......................... NR        NR           12/31/08             1,992,163
  25,000    Metro-Goldwyn-Mayer, Inc.,
            Term Loan..................... NR        NR           04/30/11            25,150,000
   2,958    Mets II, LLC, Term Loan....... NR        NR           10/31/06             2,980,521
   4,000    New Jersey Basketball LLC,
            Term Loan..................... NR        NR           10/16/04             4,005,000
   9,183    Playcore Wisconsin, Inc., Term
            Loan.......................... NR        NR           07/01/07             9,167,969
   4,738    Pure Fishing, Term Loan....... B1        BB-          09/30/10             4,815,120
  15,475    Regal Cinemas, Inc., Term
            Loan.......................... NR        BB-          11/10/10            15,678,263

 12                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            ENTERTAINMENT & LEISURE (CONTINUED)
 $ 2,359    Riddell Sports Group, Inc.,
            Term Loan..................... NR        NR           06/30/08        $    2,361,588
   8,463    Six Flags Theme Parks, Inc.,
            Term Loan..................... Ba3       B+           06/30/09             8,568,439
     100    Six Flags Theme Parks, Inc.,
            Revolving Credit Agreement.... Ba3       B+           06/30/08                97,000
   7,731    True Temper, Inc., Term
            Loan.......................... B1        B+           03/15/11             7,827,258
  12,469    Warner Music Group, Term
            Loan.......................... B1        B+           02/28/11            12,664,684
   4,571    Worldwide Sports & Recreation,
            Inc., Term Loan............... NR        NR           12/31/06             4,597,758
   1,371    YankeeNets, LLC, Term Loan.... NR        NR           06/25/07             1,388,571
     629    Yankees Holdings, LP, Term
            Loan.......................... NR        NR           06/25/07               636,428
                                                                                  --------------
                                                                                     113,331,092
                                                                                  --------------
            FARMING & AGRICULTURE  0.3%
   2,000    Ames True Temper, Inc., Term
            Loan.......................... B2        B            07/02/11             2,032,916
   4,090    United Industries Corp., Term
            Loan.......................... B1        B+           04/29/11             4,158,765
                                                                                  --------------
                                                                                       6,191,681
                                                                                  --------------
            FINANCE  1.4%
   3,359    DCS Business Services, Inc.,
            Term Loan..................... NR        NR     12/31/08 to 12/31/09       3,367,147
   8,306    Outsourcing Solutions, Term
            Loan.......................... NR        NR           12/09/08             8,264,937
      15    Outsourcing Solutions,
            Revolving Credit Agreement.... NR        NR           12/09/08                14,943
   5,453    Rent-A-Center, Inc., Term
            Loan.......................... Ba2       BB+          06/30/10             5,524,591
   4,799    Risk Management Assurance Co.,
            Term Loan..................... NR        NR           12/21/06             4,826,546
   7,200    Transfirst Holdings, Inc.,
            Term Loan..................... NR        NR     03/31/10 to 03/31/11       7,243,000
                                                                                  --------------
                                                                                      29,241,164
                                                                                  --------------
            GROCERY  0.3%
   4,107    Fleming Cos., Inc., Term Loan
            (b)........................... NR        NR           06/18/08             4,091,495
   1,612    Fleming Cos., Inc., Revolving
            Credit Agreement (b).......... NR        NR           06/18/07             1,602,364
                                                                                  --------------
                                                                                       5,693,859
                                                                                  --------------
            HEALTHCARE  2.9%
   3,782    Ameripath, Inc., Term Loan.... B2        B+           03/27/10             3,810,589
   3,720    AMN Healthcare, Inc., Term
            Loan.......................... Ba2       BB-          10/02/08             3,743,128

See Notes to Financial Statements                                             13

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
 $24,366    Community Health Systems,
            Inc., Term Loan............... Ba3       BB-    07/16/10 to 01/16/11  $   24,474,770
   1,485    Concentra Operating Corp.,
            Term Loan..................... B1        B+           06/30/09             1,506,347
   5,988    FHC Health Systems, Inc., Term
            Loan.......................... B2        B            10/31/06             6,044,654
   4,019    Genesis Healthcare Corp., Term
            Loan.......................... Ba3       BB-          12/01/10             4,073,876
   8,280    InteliStaf Group, Inc., Term
            Loan.......................... NR        NR     10/31/05 to 10/31/07       8,217,765
   1,600    Medcath Holdings Corp., Term
            Loan.......................... B2        B+           06/30/11             1,623,501
   3,491    Multiplan, Inc., Term Loan.... NR        B+           03/04/09             3,526,163
   2,000    Sterigenics International,
            Inc., Term Loan............... B2        B+           06/14/11             2,025,000
                                                                                  --------------
                                                                                      59,045,793
                                                                                  --------------
            HEALTHCARE & BEAUTY  1.2%
   4,190    American Safety Razor Co.,
            Term Loan..................... B2        B            04/29/11             4,239,250
   3,281    Jafra Cosmetics International,
            Inc., Term Loan............... B1        B+           05/20/08             3,279,199
     356    Mary Kay, Inc., Term Loan..... Ba2       BB           10/03/07               359,086
  16,481    Prestige Brands Holdings,
            Inc., Term Loan............... B1        B      04/06/11 to 10/06/11      16,708,746
                                                                                  --------------
                                                                                      24,586,281
                                                                                  --------------
            HOME & OFFICE FURNISHINGS,
            HOUSEWARES & DURABLE CONSUMER
            PRODUCTS  1.4%
   6,274    Formica Corp., Term Loan...... NR        NR           06/10/10             6,368,503
   1,600    Holmes Group, Inc., Term
            Loan.......................... B1        B            11/08/10             1,616,000
   2,843    Hunter Fan Co., Term Loan..... NR        NR           04/30/10             2,890,467
   5,045    Imperial Home Decor Group,
            Inc., Term Loan (c) (d)....... NR        NR           04/04/06               126,121
   3,020    National Bedding Co., Term
            Loan.......................... Ba3       BB-          08/31/08             3,055,684
  14,112    Sealy Mattress Co., Term
            Loan.......................... B2        B+           04/06/12            14,343,856
                                                                                  --------------
                                                                                      28,400,631
                                                                                  --------------
            HOTELS, MOTELS, INNS & GAMING  7.8%
  41,792    Aladdin Gaming, LLC, Term Loan
            (b) (k)....................... NR        NR     02/25/05 to 02/26/08      42,001,341
   5,700    Alliance Gaming Corp., Term
            Loan.......................... Ba3       BB-          09/04/09             5,774,813

 14                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            HOTELS, MOTELS, INNS & GAMING (CONTINUED)
 $ 5,000    Boyd Gaming Corp., Term Loan.. Ba2       BB           06/30/11        $    5,066,405
  28,992    CNL Hospitality Partners, LP,
            Term Loan..................... NR        NR           01/03/05            28,991,746
   2,963    Global Cash Access, LLC, Term
            Loan.......................... B2        B+           03/10/10             3,012,492
   2,973    Greektown Casino, LLC, Term
            Loan.......................... NR        NR           12/31/05             2,983,972
   1,990    Green Valley Ranch Gaming,
            LLC, Term Loan................ B1        B+           12/24/10             2,014,875
  10,315    Mandalay Resort Group, Term
            Loan.......................... NR        NR           06/30/08            10,327,589
   1,007    Marina District Finance Co.,
            Term Loan..................... B2        B+           12/15/07             1,017,899
   2,700    Penn National Gaming, Inc.,
            Term Loan..................... Ba3       BB-          09/01/07             2,745,536
   4,800    Ruffin Gaming, LLC, Term
            Loan.......................... NR        NR           07/14/07             4,806,000
  13,979    Scientific Games Corp., Term
            Loan.......................... Ba3       BB-          12/31/09            14,176,540
   3,697    United Auburn Indian
            Community, Term Loan.......... Ba3       BB           01/24/09             3,715,396
  30,804    Wyndham International, Inc.,
            Term Loan..................... NR        NR     04/01/06 to 06/30/06      30,661,987
   1,339    Wyndham International, Inc.,
            Revolving Credit Agreement.... NR        NR           04/01/06             1,320,753
                                                                                  --------------
                                                                                     158,617,344
                                                                                  --------------
            INSURANCE  1.1%
   5,000    Alea Group Holdings, Term
            Loan.......................... NR        BBB-         03/31/07             5,012,500
   4,625    Brera Gab Robins, Inc., Term
            Loan.......................... NR        NR           12/31/05             4,393,750
   8,000    Conseco, Inc., Term Loan...... B3        BB-          06/22/10             8,122,504
   2,765    Universal American Financial
            Corp., Term Loan.............. NR        BBB-         03/31/09             2,771,912
   1,980    USI Holdings Corp., Term
            Loan.......................... B1        BB-          08/11/08             2,002,275
                                                                                  --------------
                                                                                      22,302,941
                                                                                  --------------
            MACHINERY  0.6%
   1,849    Alliance Laundry Holdings,
            LLC, Term Loan................ B1        B            08/02/07             1,855,513
   3,961    Ashtead Group, PLC, Term
            Loan.......................... NR        NR           06/01/07             3,901,100
     899    Douglas Dynamics, LLC, Term
            Loan.......................... NR        B+           03/31/10               910,280

See Notes to Financial Statements                                             15

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            MACHINERY (CONTINUED)
 $ 1,245    Goodman Global Holdings, Inc.,
            Term Loan..................... NR        NR           11/21/09        $    1,262,897
   2,192    SWT Finance B.V., Term Loan... NR        NR           09/30/05             2,109,495
   2,494    United Rentals (North
            America), Inc., Term Loan..... Ba3       BB           02/14/11             2,541,131
                                                                                  --------------
                                                                                      12,580,416
                                                                                  --------------
            MEDICAL PRODUCTS & SERVICES  1.5%
   2,000    Advanced Medical Optics, Inc.,
            Term Loan..................... B1        BB-          06/25/09             2,031,876
   2,541    Alliance Imaging, Inc., Term
            Loan.......................... B1        B+           06/10/08             2,530,648
   2,850    Colgate Medical, Ltd., Term
            Loan.......................... Ba2       BB-          12/30/08             2,881,173
   7,711    Dade Behring, Inc., Term
            Loan.......................... Ba3       BB           10/03/08             7,812,161
   1,055    DaVita, Inc., Term Loan....... Ba2       BB           03/31/09             1,067,278
   4,244    Insight Health, Term Loan..... B1        B+           10/17/08             4,270,054
   6,212    Kinetics Concepts, Inc., Term
            Loan.......................... Ba3       BB-          08/11/10             6,301,805
     465    Rotech Healthcare, Inc., Term
            Loan.......................... Ba2       BB           03/31/08               470,817
   3,820    Symmetry Medical, Inc., Term
            Loan.......................... NR        NR     06/30/08 to 06/30/09       3,821,488
                                                                                  --------------
                                                                                      31,187,300
                                                                                  --------------
            MINING, STEEL, IRON &
            NON-PRECIOUS METALS  1.4%
  14,581    Carmeuse Lime, Inc., Term
            Loan.......................... Ba3       NR           03/31/06            14,544,603
   7,271    CII Carbon, LLC, Term Loan.... NR        NR           06/25/08             6,998,402
   4,427    Fairmount Minerals, Ltd., Term
            Loan.......................... NR        NR           04/07/10             4,449,009
   2,469    Techs Industries, Inc., Term
            Loan.......................... NR        NR           01/14/10             2,474,922
                                                                                  --------------
                                                                                      28,466,936
                                                                                  --------------
            NATURAL RESOURCES  2.0%
   4,148    El Paso Corp., Revolving
            Credit Agreement.............. B3        NR           06/30/05             4,128,602
   5,616    La Grange Acquisition, LP,
            Term Loan..................... NR        NR           01/18/08             5,705,508
  20,000    Ocean Rig ASA--(Norway), Term
            Loan.......................... B3        CCC          06/01/08            18,800,000
     921    Peabody Energy Corp., Term
            Loan.......................... Ba1       BB+          03/21/10               931,914

 16                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            NATURAL RESOURCES (CONTINUED)
 $ 7,500    Transwestern Pipeline Co.,
            Term Loan..................... B1        BB           04/30/09        $    7,567,185
   2,676    U.S. Synthetic Corp., Term
            Loan.......................... NR        NR           05/31/05             2,555,234
                                                                                  --------------
                                                                                      39,688,443
                                                                                  --------------
            NON-DURABLE CONSUMER
            PRODUCTS  0.6%
   1,647    Aero Products International,
            Inc., Term Loan............... NR        NR           12/19/08             1,560,321
   5,000    Amscan Holdings, Inc., Term
            Loan.......................... B1        B+           04/30/12             5,081,250
   4,000    Church & Dwight Co., Inc.,
            Term Loan..................... Ba2       BB           05/30/11             4,055,000
   1,484    JohnsonDiversey, Inc., Term
            Loan.......................... Ba3       BB-          11/03/09             1,509,304
                                                                                  --------------
                                                                                      12,205,875
                                                                                  --------------
            PERSONAL & MISCELLANEOUS
            SERVICES  1.3%
   2,326    Alderwoods Group, Inc., Term
            Loan.......................... B1        BB-          09/29/08             2,363,651
   2,508    Aspen Marketing Group, Term
            Loan (c)...................... NR        NR           09/30/04             1,881,319
   7,621    Aspen Marketing Group,
            Revolving Credit Agreement
            (c)........................... NR        NR           09/30/04             5,715,544
   2,311    Coinmach Laundry Corp., Term
            Loan.......................... B1        B+           07/25/09             2,337,148
   2,000    Coinstar, Inc., Term Loan..... Ba3       BB-          07/07/11             2,035,000
   5,786    Educate Operating Co., LLC,
            Term Loan..................... B1        B+           03/31/11             5,854,203
   2,701    Encompass Service Corp., Term
            Loan (b) (d) (l).............. Caa1      NR     02/22/06 to 05/10/07         189,088
   2,993    Global Imaging Systems, Inc.,
            Term Loan..................... Ba3       BB-          05/10/10             3,026,166
   2,300    InfoUSA, Inc., Term Loan...... Ba3       BB           03/25/09             2,328,750
     606    Stewart Enterprises, Inc.,
            Term Loan..................... Ba3       BB           01/31/06               610,563
                                                                                  --------------
                                                                                      26,341,432
                                                                                  --------------
            PHARMACEUTICALS  0.5%
  10,008    MedPointe, Inc., Term Loan.... B1        B      09/30/07 to 09/30/08      10,032,167
                                                                                  --------------

            PRINTING & PUBLISHING  6.4%
   4,752    21st Century Newspapers, Term
            Loan.......................... NR        NR           08/27/08             4,751,923
   5,500    Adams Outdoor Advertising, LP,
            Term Loan..................... B1        B+     10/15/11 to 04/15/12       5,573,075

See Notes to Financial Statements                                             17

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            PRINTING & PUBLISHING (CONTINUED)
 $   593    Advanstar Communications,
            Inc., Term Loan............... B2        B            10/11/07        $      596,593
   7,462    American Reprographics Co.,
            Term Loan..................... B1        BB-          06/18/09             7,574,438
   1,485    Canwest Media, Inc., Term
            Loan.......................... Ba3       B+           08/15/09             1,505,957
  10,000    Cygnus Business Media, Inc.,
            Term Loan..................... B3        B            07/13/09             9,975,000
   1,652    Daily News, LP, Term Loan..... NR        NR           03/19/08             1,660,336
   3,004    Day International Group, Inc.,
            Term Loan..................... B1        B            09/16/09             3,028,200
   2,631    Dex Media East, Term Loan..... Ba2       BB-    11/08/08 to 05/08/09       2,668,163
  24,386    Dex Media West, LLC, Term
            Loan.......................... Ba2       BB-    09/09/09 to 03/09/10      24,821,456
   5,346    F&W Publications, Inc., Term
            Loan.......................... NR        NR           12/31/09             5,402,343
   7,500    Freedom Communications, Term
            Loan.......................... Ba3       BB           05/18/12             7,623,045
   6,563    Haights Cross Communications,
            LLC, Term Loan................ B3        B-           08/20/08             6,742,969
   2,700    Herald Media, Inc., Term
            Loan.......................... NR        NR     07/31/11 to 01/31/12       2,734,750
   1,210    Liberty Group Operating, Inc.,
            Term Loan..................... B1        B            03/31/07             1,220,817
   7,000    Morris Publishing Group, LLC,
            Term Loan..................... Ba1       BB           03/31/11             7,089,691
   7,200    Network Communications, Inc.,
            Term Loan..................... NR        NR           06/30/11             7,281,000
   6,915    Primedia, Inc., Term Loan..... B3        B      06/30/08 to 06/30/09       6,636,250
   5,673    R.H. Donnelley Corp., Term
            Loan.......................... Ba3       BB     12/31/08 to 06/30/10       5,746,865
   6,208    Transwestern Publishing Co.,
            Term Loan..................... B1        BB-          02/25/11             6,290,916
   2,400    Vutek, Inc., Term Loan........ B1        NR           06/25/10             2,422,500
   8,908    Ziff-Davis Media, Inc., Term
            Loan.......................... B3        CCC          03/31/07             8,831,398
                                                                                  --------------
                                                                                     130,177,685
                                                                                  --------------
            RETAIL--OIL & GAS  1.1%
   1,102    Barjan Products, LLC, Term
            Loan.......................... NR        NR           04/30/07               897,102
     791    Barjan Products, LLC,
            Revolving Credit Agreement.... NR        NR           04/30/07               791,390

 18                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            RETAIL--OIL & GAS (CONTINUED)
 $ 5,000    Getty Petroleum Marketing,
            Inc., Term Loan............... B1        B+           05/19/10        $    5,084,375
  14,826    The Pantry, Inc., Term Loan... B1        B+           03/12/11            15,048,478
                                                                                  --------------
                                                                                      21,821,345
                                                                                  --------------
            RETAIL--SPECIALTY  0.7%
   3,177    DRL Acquisition, Inc., Term
            Loan.......................... NR        NR           04/30/09             3,168,933
   1,984    Home Interiors & Gifts, Inc.,
            Term Loan..................... B2        B            03/31/11             1,919,264
   8,678    Nebraska Book Co., Inc., Term
            Loan.......................... B2        B            03/04/11             8,781,304
                                                                                  --------------
                                                                                      13,869,501
                                                                                  --------------
            RETAIL--STORES  2.3%
      95    Advance Stores Company, Inc.,
            Term Loan..................... Ba2       BB           11/30/06                96,390
   3,234    CSK Auto, Inc., Term Loan..... Ba3       B+           06/19/09             3,279,226
   3,413    Murray's Discount Auto Stores,
            Inc., Term Loan............... NR        NR           08/08/09             3,416,766
  39,046    Rite Aid Corp., Term Loan..... Ba3       BB           04/30/08            39,933,913
                                                                                  --------------
                                                                                      46,726,295
                                                                                  --------------
            TELECOMMUNICATIONS--LOCAL
            EXCHANGE CARRIERS  1.2%
   8,980    Cincinnati Bell, Inc., Term
            Loan.......................... B1        B+           06/30/08             9,087,265
   2,000    Fairpoint Communications,
            Inc., Term Loan............... B1        BB-          03/31/07             2,007,500
   6,608    Orius Corp., Term Loan (c).... NR        NR     01/23/09 to 01/23/10       1,927,561
   4,331    Orius Corp., Revolving Credit
            Agreement (c)................. NR        NR           01/23/05             3,356,450
   8,181    Qwest Corp., Term Loan........ Ba3       BB-          06/30/07             8,500,525
   7,500    WCI Capital Corp., Term Loan
            (b) (d)....................... NR        NR           09/30/07                18,750
   1,747    WCI Capital Corp., Revolving
            Credit Agreement (b) (d)...... NR        NR           12/31/04                61,153
                                                                                  --------------
                                                                                      24,959,204
                                                                                  --------------
            TELECOMMUNICATIONS--LONG
            DISTANCE  0.5%
   2,000    360networks Holdings, Inc.,
            Term Loan..................... NR        NR           11/12/07             1,960,000
  29,720    Pacific Crossing, Ltd., Term
            Loan (b) (d).................. NR        NR           07/28/06             1,968,976
   6,691    Williams Communications LLC,
            Term Loan..................... NR        NR           09/08/06             6,682,636
                                                                                  --------------
                                                                                      10,611,612
                                                                                  --------------

See Notes to Financial Statements                                             19

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--WIRELESS  3.9%
 $ 1,600    American Tower LP, Term
            Loan.......................... B1        B            08/31/11        $    1,625,501
   1,600    Cellular South, Inc., Term
            Loan.......................... NR        NR           05/04/11             1,623,000
   9,476    Centennial Cellular, Inc.,
            Term Loan..................... B2        B-           02/09/11             9,534,633
   3,970    Crown Castle International
            Corp., Term Loan.............. B1        B-           09/30/10             3,986,817
   8,936    Dobson Cellular Systems, Inc.,
            Term Loan..................... B1        B-           03/31/10             8,965,551
   6,913    Microcell Solutions, Inc.,
            Term Loan..................... B3        B-           03/17/11             6,949,945
  24,584    Nextel Finance Co., Term
            Loan.......................... Ba1       BBB          12/15/10            24,780,885
   6,800    Nextel Partners, Inc., Term
            Loan.......................... B1        B+           05/31/11             6,918,150
   3,730    Spectrasite Communications,
            Inc., Term Loan............... B1        B+           06/30/07             3,786,165
   2,641    Syniverse Holding, LLC., Term
            Loan.......................... Ba3       B+           12/31/06             2,678,985
   8,000    Western Wireless Corp., Term
            Loan.......................... B2        B-           05/31/11             8,124,288
                                                                                  --------------
                                                                                      78,973,920
                                                                                  --------------
            TRANSPORTATION--CARGO  0.8%
   5,462    American Commercial Lines,
            LLC, Term Loan (b)............ Caa1      NR     07/31/04 to 06/30/07       5,319,536
   3,573    Havco Wood Products, Inc.,
            Term Loan..................... NR        NR           06/30/06             2,232,969
     648    Horizon Lines, LLC, Revolving
            Credit Agreement.............. B2        B+           07/07/09               626,940
   5,382    Pacer International, Inc.,
            Term Loan..................... B1        BB-          06/10/10             5,459,724
   1,489    Quality Distribution, Inc.,
            Term Loan..................... B2        B+           11/13/09             1,481,306
   1,600    Transport Industries, LP, Term
            Loan.......................... B2        B+           06/13/10             1,603,000
                                                                                  --------------
                                                                                      16,723,475
                                                                                  --------------
            TRANSPORTATION--PERSONAL  1.1%
  15,326    Laidlaw Investments Ltd., Term
            Loan.......................... Ba3       BB+          06/19/09            15,623,268
     911    Neoplan USA Corp., Revolving
            Credit Agreement (c).......... NR        NR           06/30/06               911,250
   5,855    Transcore Holdings, Inc., Term
            Loan.......................... NR        NR           01/05/08             5,928,155
                                                                                  --------------
                                                                                      22,462,673
                                                                                  --------------

 20                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

                                             BANK LOAN
PRINCIPAL                                     RATINGS+
AMOUNT                                     --------------
(000)       BORROWER                       MOODY'S   S&P      STATED MATURITY*        VALUE
------------------------------------------------------------------------------------------------
            TRANSPORTATION--RAIL
            MANUFACTURING  0.1%
 $ 2,000    Helm, Inc., Term Loan......... NR        NR           07/02/10        $    2,025,416
                                                                                  --------------

            UTILITIES  2.0%
   3,843    AES Corp., Term Loan.......... Ba3       B+           04/30/08             3,897,756
  18,952    Allegheny Energy, Inc., Term
            Loan.......................... B1        B      03/08/11 to 06/08/11      19,297,017
   2,512    CenterPoint Energy, Inc., Term
            Loan.......................... Ba1       BBB-         10/07/06             2,506,523
  12,381    Mission Energy Holdings Co.,
            Term Loan..................... Caa2      CCC          12/11/06            12,442,422
   3,176    Pike Electric, Inc., Term
            Loan.......................... NR        NR           07/01/12             3,235,550
                                                                                  --------------
                                                                                      41,379,268
                                                                                  --------------
TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  90.4%..............................   1,839,853,799
                                                                                  --------------


NOTES  0.9%
Alderwoods Group, Inc. ($1,232,200 par, 12.25% coupon, maturing 01/02/09)......        1,366,202
American Home Patient, Inc. ($795,579 par 6.79% to 8.57% coupon, maturing
  07/01/09)....................................................................          613,922
Barjan Products, LLC ($1,000,819 par, 5.00% coupon, maturing 04/30/07) (a).....                0
Commonwealth Brands, Inc. ($1,500,000 par, 8.74% coupon, maturing 04/15/08)
  (f)..........................................................................        1,567,500
Dade Behring, Inc. ($4,781,084 par, 11.91% coupon, maturing 10/03/10)..........        5,330,909
Pioneer Cos., Inc. ($1,515,821 par, 5.09% coupon, maturing 12/31/06) (f).......        1,440,030
Satelites Mexicanos, 144A Private Placement ($8,690,000 par, 5.84% coupon,
  maturing 06/30/04) (e) (f) (g)...............................................        7,516,850
US Unwired, Inc. ($800,000 par, 5.79% coupon, maturing 06/15/10) (f)...........          810,000
                                                                                  --------------
TOTAL NOTES....................................................................       18,645,413
                                                                                  --------------

EQUITIES  5.3%
Aspen Marketing (166,871 common shares) (Acquisition date 02/12/03, Cost
  $3,865,366) (c) (h) (i)......................................................                0
Barjan Products (1,962,870 preferred shares) (Acquisition date 06/21/04, Cost
  $2,767,934) (h) (i)..........................................................                0
Best Products Co., Inc. (297,480 common shares) (h)............................                0
Chart Industries, Inc. (345,454 common shares) (Acquisition date 09/25/03, Cost
  $7,339,580) (c) (h) (i)......................................................       13,818,160
Dade Behring Holdings, Inc. (157,928 common shares) (h)........................        7,847,442
DecorateToday.com (198,600 common shares) (Acquisition date 12/31/98, Cost
  $3,505,909) (c) (h) (i)......................................................        2,653,296
Environmental Systems Products Holdings, Inc. (2,183 common shares)
  (Acquisition date 06/22/04, Cost $0) (h) (i).................................               22
Gentek, Inc. (119,649 common shares) (h).......................................        5,264,556
Gentek, Inc. (Warrants for 173 common shares) (h)..............................                0

See Notes to Financial Statements                                             21

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

DESCRIPTION                                                                           VALUE
------------------------------------------------------------------------------------------------
Havco Wood Products, Inc. (30 common shares) (Acquisition date 02/10/03, Cost
  $2,545,510) (h)..............................................................   $            0
Holmes Group, Inc. (Warrants for 950 common shares) (Acquisition date 05/24/04,
  Cost $0) (i).................................................................            2,660
IDT Corp. (22,898 common shares) (Acquisition date 01/29/04, Cost $466,890)
  (h)..........................................................................          360,644
Imperial Home Decor Group, Inc. (1,816,143 common shares) (Acquisition date
  04/26/01, Cost $1,852,465) (c) (h) (i).......................................                0
London Fog Industries, Inc. (515,922 common shares) (c)........................        4,473,044
NeighborCare, Inc. (815,822 common shares) (h).................................       20,917,676
Neoplan USA Corp. (2,262 preferred shares) (Acquisition date 09/04/03, Cost
  $1,074,522) (c) (h) (i)......................................................        1,072,775
Neoplan USA Corp. (8,517 common shares) (Acquisition date 09/04/03, Cost $85)
  (c) (h) (i)..................................................................               85
Orius Corp. (1,211,236 common shares) (Acquisition date 02/03/03, Cost $0) (c)
  (h) (i)......................................................................                0
Outsourcing Solutions, Inc. (161,107 common shares) (Acquisition date 01/30/04,
  Cost $8,050,253) (h) (i).....................................................        5,638,745
RailWorks Corp. (223 preferred shares) (Acquisition date 02/10/03, Cost
  $2,557,518) (h) (i)..........................................................                0
RailWorks Corp. (Warrants for 3,935 common shares) (Acquisition date 02/10/03,
  Cost $0) (h) (i).............................................................                0
Rotech Medical Corp. (94,289 common shares) (Acquisition date 06/12/02, Cost
  $377,156) (h) (i)............................................................                0
Safelite Glass Corp. (724,479 common shares) (Acquisition date 10/20/00, Cost
  $3,912,187) (c) (h) (i)......................................................        6,860,816
Safelite Realty (48,903 common shares) (Acquisition date 10/20/00, Cost $0) (c)
  (i)..........................................................................                0
Safety-Kleen Holdings, Inc. (306,849 common shares) (Acquisition date 01/14/04,
  Cost $1,215,122) (h) (i).....................................................                0
SK Holding Co. (5,227 preferred shares) (Acquisition date 01/14/04, Cost
  $126,598) (h) (i)............................................................                0
Stellex (33,390 common shares) (Acquisition date 09/28/01, Cost $4,521,719) (h)
  (i)..........................................................................          280,142
Targus Group International (Warrants for 66,824 common shares) (Acquisition
  date 01/30/04, Cost $0) (h) (i)..............................................            2,673
Trans World Entertainment Corp. (3,789,962 common shares) (Acquisition date
  03/03/98, Cost $69,498,017) (c) (h) (i)......................................       37,634,323
                                                                                  --------------

TOTAL EQUITIES 5.3%............................................................      106,827,059
                                                                                  --------------

TOTAL LONG-TERM INVESTMENTS  96.6%
  (Cost $2,066,342,512)........................................................    1,965,326,271
                                                                                  --------------

 22                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

DESCRIPTION                                                                           VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  4.7%

REPURCHASE AGREEMENT  3.4%
State Street Bank & Trust Corp. ($69,800,000 par collateralized by U.S.
  Government Obligations in a pooled cash account, interest rate of 1.25%,
  dated 07/30/04, to be sold on 08/02/04 at $69,807,271) (j)...................   $   69,800,000
                                                                                  --------------

TIME DEPOSIT  1.3%
State Street Bank & Trust Corp. ($26,531,332 par collateralized by U.S.
  Government Obligations in a pooled cash account, 0.75% coupon, dated
  07/30/04, to be sold on 08/02/04 at $26,532,990) (j).........................       26,531,332
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $96,331,332)...........................................................       96,331,332
                                                                                  --------------

TOTAL INVESTMENTS  101.3%
  (Cost $2,162,673,844)........................................................    2,061,657,603

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.3%)..................................      (26,475,780)
                                                                                  --------------

NET ASSETS  100.0%.............................................................   $2,035,181,823
                                                                                  ==============

NR--Not rated

+ Bank Loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade. Bank loan ratings are unaudited.

    Industry percentages are calculated as a percentage of net assets.

(a) Payment-in-kind security.

(b) This borrower has filed for protection in federal bankruptcy court.

(c) Affiliated company. See Notes to Financial Statements.

(d) This Senior Loan interest is non-income producing.

(e) This borrower is in the process of restructuring or amending the terms of this loan.

(f) Variable rate security. Interest rate shown is that in effect at July 31, 2004.

(g) 144A Securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally transactions with qualified institutional buyers.

(h) Non-income producing security as this stock or warrant currently does not declare dividends.

(i) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 3.4% of the net assets of the Fund.

See Notes to Financial Statements                                             23

VAN KAMPEN SENIOR LOAN FUND

PORTFOLIO OF INVESTMENTS -- JULY 31, 2004 continued

(j) A portion of this security is designated in connection with unfunded loan commitments.

(k) Subsequent to July 31, 2004, this borrower has emerged from bankruptcy.

(l) This borrower is currently in liquidation.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

 24                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2004

ASSETS:
Total Investments (Cost $2,162,673,844).....................  $2,061,657,603
Receivables:
  Interest and Fees.........................................       7,129,955
  Fund Shares Sold..........................................       5,902,311
  Investments Sold..........................................       4,431,316
Other.......................................................          54,013
                                                              --------------
    Total Assets............................................   2,079,175,198
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      38,110,920
  Investment Advisory Fee...................................       1,506,953
  Income Distributions......................................       1,202,637
  Distributor and Other Affiliates..........................         686,546
  Administrative Fee........................................         440,611
  Fund Shares Repurchased...................................          12,652
  Custodian Bank............................................           1,758
Trustees' Deferred Compensation and Retirement Plans........       1,015,886
Accrued Expenses............................................       1,015,412
                                                              --------------
    Total Liabilities.......................................      43,993,375
                                                              --------------
NET ASSETS..................................................  $2,035,181,823
                                                              ==============
NET ASSETS CONSIST OF:
Capital.....................................................  $3,218,981,361
Accumulated Undistributed Net Investment Income.............      (3,395,731)
Net Unrealized Depreciation.................................    (101,016,241)
Accumulated Net Realized Loss...............................  (1,079,387,566)
                                                              --------------
NET ASSETS..................................................  $2,035,181,823
                                                              ==============
NET ASSET VALUE PER COMMON SHARE:
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,703,142,260 and 189,231,260 shares of
    beneficial interest issued and outstanding).............  $         9.00
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $332,039,563 and 36,904,985 shares of
    beneficial interest issued and outstanding).............  $         9.00
                                                              ==============

See Notes to Financial Statements                                             25

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended July 31, 2004

INVESTMENT INCOME:
Interest....................................................  $  96,826,905
Dividends...................................................      2,045,639
Other.......................................................      4,954,200
                                                              -------------
    Total Income............................................    103,826,744
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................     19,720,408
Administrative Fee..........................................      5,276,248
Shareholder Services........................................      2,198,227
Legal.......................................................      1,249,978
Custody.....................................................        622,560
Service Fees--Class C.......................................        408,137
Trustees' Fees and Related Expenses.........................        171,564
Other.......................................................      2,041,372
                                                              -------------
    Total Operating Expenses................................     31,688,494
    Less Credits Earned on Cash Balances....................         25,692
                                                              -------------
    Net Operating Expenses..................................     31,662,802
                                                              -------------
    Interest Expense........................................         14,675
                                                              -------------
    Total Expenses..........................................     31,677,477
                                                              -------------
NET INVESTMENT INCOME.......................................  $  72,149,267
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $   3,283,192
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (266,697,299)
  End of the Period.........................................   (101,016,241)
                                                              -------------
Net Unrealized Appreciation During the Period...............    165,681,058
                                                              -------------
NET REALIZED AND UNREALIZED GAIN............................  $ 168,964,250
                                                              =============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 241,113,517
                                                              =============

 26                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE          FOR THE
                                                              YEAR ENDED       YEAR ENDED
                                                            JULY 31, 2004    JULY 31, 2003
                                                            -------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................  $   72,149,267   $   91,410,098
Net Realized Gain/Loss....................................       3,283,192     (180,662,448)
Net Unrealized Appreciation During the Period.............     165,681,058      202,756,414
                                                            --------------   --------------
Change in Net Assets from Operations......................     241,113,517      113,504,064
                                                            --------------   --------------

Distributions from Net Investment Income:
  Class B Shares..........................................     (53,435,973)     (80,101,306)
  Class C Shares..........................................      (7,235,174)      (1,067,561)
                                                            --------------   --------------
                                                               (60,671,147)     (81,168,867)
                                                            --------------   --------------

Return of Capital Distribution:
  Class B Shares..........................................      (4,687,687)      (7,342,843)
  Class C Shares..........................................        (913,897)             -0-
                                                            --------------   --------------
                                                                (5,601,584)      (7,342,843)
                                                            --------------   --------------
Total Distributions.......................................     (66,272,731)     (88,511,710)
                                                            --------------   --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.......     174,840,786       24,992,354
                                                            --------------   --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.................................     154,047,111      267,313,569
Net Asset Value of Shares Issued Through Dividend
  Reinvestment............................................      34,951,648       44,870,091
Cost of Shares Repurchased................................    (450,817,629)    (773,706,504)
                                                            --------------   --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS........    (261,818,870)    (461,522,844)
                                                            --------------   --------------
TOTAL DECREASE IN NET ASSETS..............................     (86,978,084)    (436,530,490)
NET ASSETS:
Beginning of the Period...................................   2,122,159,907    2,558,690,397
                                                            --------------   --------------
End of the Period (Including accumulated undistributed net
  investment income of ($3,395,731) and ($8,537,236),
  respectively)...........................................  $2,035,181,823   $2,122,159,907
                                                            ==============   ==============

See Notes to Financial Statements                                             27

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Year Ended July 31, 2004

CHANGE IN NET ASSETS FROM OPERATIONS........................  $ 241,113,517
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash provided by Operating Activities:
  Decrease in Investments at Value..........................    103,064,268
  Decrease in Interest and Fees Receivables.................      1,035,880
  Decrease in Receivable for Investments Sold...............     17,347,157
  Increase in Other Assets..................................        (23,483)
  Decrease in Payable for Investments Purchased.............    (29,144,829)
  Decrease in Investment Advisory Fee Payable...............       (271,777)
  Increase in Distributor and Affiliates Payable............        137,089
  Decrease in Administrative Fee Payable....................        (27,476)
  Increase in Trustees' Deferred Compensation and Retirement
    Plans...................................................        130,584
  Decrease in Accrued Expenses..............................       (470,410)
                                                              -------------
    Total Adjustments.......................................     91,777,003
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................    332,890,520
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................    149,585,880
Payments on Shares Repurchased..............................   (450,965,332)
Change in Intra-day Credit Line with Custodian Bank.........       (240,522)
Cash Dividends Paid.........................................    (31,270,546)
                                                              -------------
    Net Cash Used for Financing Activities..................   (332,890,520)
                                                              -------------
NET INCREASE IN CASH........................................            -0-
Cash at Beginning of the Period.............................            -0-
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $         -0-
                                                              =============

    Supplemental disclosure of cash flow information: Non cash financing activities not included herein consist of reinvestment of dividends and distributions of $34,951,648.

 28                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                YEAR ENDED JULY 31,
CLASS B SHARES                                --------------------------------------------------------
                                                2004        2003        2002        2001        2000
                                              --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $   8.29    $   8.09    $   8.61    $   9.50    $   9.85
                                              --------    --------    --------    --------    --------
 Net Investment Income......................       .30(c)      .33(c)      .41(c)      .66(c)      .68
 Net Realized and Unrealized Gain/Loss......       .68         .19        (.55)       (.86)       (.36)
                                              --------    --------    --------    --------    --------
Total from Investment Operations............       .98         .52        (.14)       (.20)        .32
                                              --------    --------    --------    --------    --------
Less:
 Distributions from Net Investment Income...       .25         .29         .38         .69         .67
 Return of Capital Distributions............       .02         .03         -0-         -0-         -0-
                                              --------    --------    --------    --------    --------
Total Distributions.........................       .27         .32         .38         .69         .67
                                              --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD..........  $   9.00    $   8.29    $   8.09    $   8.61    $   9.50
                                              ========    ========    ========    ========    ========

Total Return (a)............................    12.03%       6.58%      -1.61%      -2.11%       3.15%
Net Assets at End of the Period
 (In millions)..............................  $1,703.1    $1,876.1    $2,558.7    $3,989.7    $6,458.0
Ratio of Expenses to Average Net Assets.....     1.48%       1.54%       1.43%       1.43%       1.34%
Ratio of Net Investment Income to Average
 Net Assets.................................     3.44%       4.21%       4.85%       7.34%       6.97%
Portfolio Turnover (b)......................       94%         49%         36%         42%         36%

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of the 3% imposed on most shares accepted by the Fund for repurchase within the first year and declining to 0% after the fifth year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(c) Based on average shares outstanding.

See Notes to Financial Statements                                             29

VAN KAMPEN SENIOR LOAN FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                         JUNE 13, 2003
                                                                YEAR     (COMMENCEMENT
                                                               ENDED     OF INVESTMENT
CLASS C SHARES                                                JULY 31,   OPERATIONS) TO
                                                                2004     JULY 31, 2003
                                                              -------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $ 8.29        $ 8.16
                                                               ------        ------
  Net Investment Income.....................................      .28(c)        .04(c)
  Net Realized and Unrealized Gain..........................      .69           .12
                                                               ------        ------
Total from Investment Operations............................      .97           .16
Less:
  Distributions from Net Investment Income..................      .24           .03
  Return of Capital Distributions...........................      .02           -0-
                                                               ------        ------
Total Distributions.........................................      .26           .03
                                                               ------        ------
NET ASSET VALUE, END OF THE PERIOD..........................   $ 9.00        $ 8.29
                                                               ======        ======

Total Return (a)............................................   11.86%         2.02%*
Net Assets at End of the Period (In millions)...............   $332.0        $246.1
Ratio of Expenses to Average Net Assets.....................    1.62%         1.56%
Ratio of Net Investment Income to Average Net Assets........    3.26%         3.89%
Portfolio Turnover (b)......................................      94%           49%

(a) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of the 1% imposed on most shares accepted by the Fund for repurchase which have been held for less than one year. If the early withdrawal charge was included, total return would be lower.

(b) Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(c) Based on average shares outstanding.

*   Non-annualized

 30                                            See Notes to Financial Statements

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Senior Loan Fund (the "Fund") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund invests primarily in adjustable rate Senior Loans. Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund commenced investment operations on October 4, 1989. In June 2003, the Fund completed a transaction in which it redesignated its shares issued before June 13, 2003 as Class B Shares and issued new Class C Shares to the shareholders of Van Kampen Senior Floating Rate Fund in exchange for the assets and liabilities of that fund. Effective November 30, 2003, the Fund's investment adviser, Van Kampen Investment Advisory Corp. merged into Van Kampen Asset Management.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION The Fund's Senior Loans are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund's Board of Trustees. Under the valuation guidelines, Senior Loans for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the "Adviser") by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Fund's portfolio. The fair value of Senior Loans are reviewed and approved by the Fund's Valuation Committee and Board of Trustees.

    Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment. The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

price. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

B. SECURITY TRANSACTIONS Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses.

C. INVESTMENT INCOME Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Facility fees on senior loans purchased are treated as market discounts. Market premiums are amortized and discounts are accreted over the stated life of each applicable senior loan, note or other fixed-income security.

    Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are earned as compensation for agreeing to changes in loan agreements. Income, expenses and realized and unrealized gains or losses are allocated on a pro-rata basis to each class of shares except for service fees, which are applicable only to Class C shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $959,524,180, which will expire between July 31, 2006 and July 31, 2012.

    At July 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $2,206,260,431
                                                              ==============
Gross tax unrealized appreciation...........................      62,023,673
Gross tax unrealized depreciation...........................    (206,626,501)
                                                              --------------
Net tax unrealized depreciation on investments..............  $ (144,602,828)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

    The tax character of distributions paid during the years ended July 31, 2004 and 2003 was as follows:

                                                                 2004           2003
Distributions paid from:
  Ordinary income...........................................  $60,620,611    $81,893,753
  Return of capital.........................................    5,601,584      7,342,843
                                                              -----------    -----------
                                                              $66,222,195    $89,236,596
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between financial and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent differences relating to return of capital distributions totaling $5,601,584 were reclassified from accumulated undistributed net investment income to capital. Also, permanent differences relating to book to tax amortization differences totaling $6,336,615 were reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book-to-tax difference related to capital losses brought forward from the Target Fund of $82,383,366 was reclassified from accumulated net realized loss to capital. Finally, $3,643,444 relating to a portion of the capital loss carryforward that expired during the year was reclassified from accumulated net realized loss to capital.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses related to wash sale transactions, post October losses which may not be recognized for tax purposes until the first day of the following fiscal year, and losses that were recognized for book purposes but not for tax purposes at the end of the fiscal year.

F. CREDITS EARNED ON CASH BALANCES During the year ended July 31, 2004, the Fund's custody fee was reduced by $25,692 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .900%
Next $1.0 billion...........................................     .850%
Next $1.0 billion...........................................     .825%
Next $500 million...........................................     .800%
Over $3.0 billion...........................................     .775%

    Effective June 1, 2004 the management fee was reduced from .95% for the first $4.0 billion, .90% for the next $3.5 billion, .875% for the next $2.5 billion, and .85% for any average daily net assets greater than $10.0 billion.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

    In addition, the Fund will pay a monthly administrative fee to Van Kampen Funds Inc., the Fund's Administrator, at an annual rate of .25% of the average daily net assets of the Fund. The administrative services provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund's portfolio and providing certain services to the holders of the Fund's securities.

    For the year ended July 31, 2004, the Fund recognized expenses of approximately $667,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a Trustee of the Fund is an affiliated person.

    Under a Legal Services agreement, the Adviser provides legal services to the Fund. The Adviser allocates the cost of such services to each Fund. For the year ended July 31, 2004, the Fund recognized expenses of approximately $78,700 representing Van Kampen Investments Inc.'s or its affiliates (collectively "Van Kampen") cost of providing legal services to the Fund, which are reported as part of the "Legal" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended July 31, 2004, the Fund recognized expenses for these services of approximately $1,821,200 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and Trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or Trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its Trustees who are not officers of Van Kampen. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each Trustee's years of service to the Fund. The maximum annual benefit per Trustee under the plan is $2,500.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

    During the period, the Fund owned shares of the following affiliated companies. Affiliated companies are defined by the Investment Company Act of 1940, as amended, as those companies in which a Fund holds 5% or more of the outstanding voting securities.

                                                         INTEREST/
                                PAR/        REALIZED      DIVIDEND    MARKET VALUE
NAME                           SHARES*     GAIN/(LOSS)     INCOME       7/31/04         COST
Aspen Marketing Group--
  Term Loan................  $ 2,508,426   $1,003,370    $  121,053   $ 1,881,319    $ 2,508,426
Aspen Marketing
  Group--Revolver..........  $ 7,620,725      207,345       390,729     5,715,544      4,875,472
Aspen Marketing Group--
  Common Shares............      166,871            0             0             0      3,865,366
Chart Industries, Inc.--
  Term Loan................  $ 6,770,456     (309,728)      384,817     6,757,762      8,123,667
Chart Industries, Inc.--
  Common Shares............      345,454            0             0    13,818,160      7,339,580
DecorateToday.com--Common
  Shares...................      198,600            0             0     2,653,296      3,505,909
Imperial Home Decor Group,
  Inc.--Term Loan..........  $ 5,044,842            0             0       126,121      5,015,112
Imperial Home Decor Group,
  Inc.--Common Shares......    1,816,143            0             0             0      1,852,465
London Fog Industries,
  Inc.--Common Shares......      515,922            0     1,960,504     4,473,044     33,576,536
Neoplan USA
  Corp.--Revolver..........  $   911,250            0        29,987       911,250        911,250
Neoplan USA Corp.--Common
  Shares...................        8,517            0             0            85             85
Neoplan USA Corp.--
  Preferred Shares.........        2,262            0             0     1,072,775      1,074,522
Orius Corp.--Term Loan.....  $ 6,608,678      392,180       415,966     1,927,561      2,908,070
Orius Corp.--Revolver......  $ 4,330,904            0       150,883     3,356,450      3,418,256
Orius Corp.--Common
  Shares...................    1,211,236            0             0             0              0
Safelite Glass Corp.--Term
  Loan.....................  $17,889,124            0       898,988    17,218,281     17,849,775
Safelite Glass Corp.--
  Common Shares............      724,479            0             0     6,860,816      3,912,187
Safelite Reality--Common
  Shares...................       48,903            0       268,966             0              0
Trans World Entertainment
  Corp.--Common Shares.....    3,789,962            0             0    37,634,323     69,498,017
                                           ----------    ----------
                                            1,293,167     4,621,893
                                           ----------    ----------

*   Shares were acquired through the restructuring of senior loan interests.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

Affiliate transactions during the year ended July 31, 2004 were as follows:

                             PAR/SHARES                                PAR/SHARES    REALIZED
                                AS OF        GROSS         GROSS         AS OF         GAIN/
NAME                           7/31/03     ADDITIONS     REDUCTIONS     7/31/04       (LOSS)
American Blind & Wallpaper
  Factory, Inc., Term
  Loan.....................  $ 1,048,652           --   $ (1,048,652)  $       --   $         0
Aspen Marketing Group, Term
  Loan.....................           --   $2,508,426             --   $2,508,426             0
Aspen Marketing Group,
  Revolver.................           --   $7,620,725             --   $7,620,725             0
Aspen Marketing Group,
  Common Shares............           --      166,871             --      166,871             0
Chart Industries, Term
  Loan.....................           --   $6,770,456             --   $6,770,456             0
Chart Industries, Common
  Shares...................           --      345,454             --      345,454             0
Imperial Home Decor Realty,
  Inc., Common Shares......    1,816,143           --     (1,816,143)          --       205,511
Kindred Healthcare, Inc.,
  Term Loan................  $22,205,934   $5,958,284   $(28,164,218)  $       --     1,305,137
Kindred Healthcare, Inc.,
  Common Shares............    1,033,585           --     (1,033,585)          --     9,560,235
Neoplan USA Corp.,
  Revolver.................           --   $  911,250             --   $  911,250             0
Neoplan USA Corp., Common
  Shares...................           --        8,517             --        8,517             0
Neoplan USA Corp.,
  Preferred Shares.........           --        2,262             --        2,262             0
Orius Corp., Term Loan.....  $ 7,405,983           --   $   (797,305)  $6,608,678       392,180
United Fixtures Holdings,
  Inc., Term Loan..........  $ 3,395,671           --   $ (3,395,671)  $       --    (1,971,239)
United Fixtures Holdings,
  Inc., Common and
  Preferred Shares.........      249,830           --       (249,830)          --      (535,486)
                                                                                    -----------
                                                                                    $ 8,956,338

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

3. CAPITAL TRANSACTIONS

    At July 31, 2004, capital aggregated $2,726,802,656 and $492,178,705 for
Classes B and C, respectively. For the year ended July 31, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class B...................................................    4,640,807    $  40,897,370
  Class C...................................................   12,758,204      113,149,741
                                                              -----------    -------------
Total Sales.................................................   17,399,011    $ 154,047,111
                                                              ===========    =============
Dividend Reinvestment:
  Class B...................................................    3,570,320    $  31,188,668
  Class C...................................................      430,382        3,762,980
                                                              -----------    -------------
Total Dividend Reinvestment.................................    4,000,702    $  34,951,648
                                                              ===========    =============
Repurchases:
  Class B...................................................  (45,234,810)   $(398,226,471)
  Class C...................................................   (5,969,999)     (52,591,158)
                                                              -----------    -------------
Total Repurchases...........................................  (51,204,809)   $(450,817,629)
                                                              ===========    =============

    At July 31, 2003, capital aggregated $2,991,737,259 and $415,924,634 for
Classes B and C, respectively. For the year ended July 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class B...................................................    1,819,593    $  14,406,804
  Class C...................................................   31,027,158      252,906,765
                                                              -----------    -------------
Total Sales.................................................   32,846,751    $ 267,313,569
                                                              ===========    =============
Dividend Reinvestment:
  Class B...................................................    5,643,216    $  44,419,861
  Class C...................................................       54,622          450,230
                                                              -----------    -------------
Total Dividend Reinvestment.................................    5,697,838    $  44,870,091
                                                              ===========    =============
Repurchases:
  Class B...................................................  (97,344,162)   $(762,180,622)
  Class C...................................................   (1,395,382)     (11,525,882)
                                                              -----------    -------------
Total Repurchases...........................................  (98,739,544)   $(773,706,504)
                                                              ===========    =============

    On June 13, 2003, the Fund acquired all of the assets and liabilities of the Van Kampen Senior Floating Rate Fund (the "VKSFR Fund") through a tax-free reorganization approved by VKSFR Fund shareholders on June 3, 2003. The Fund issued 30,644,607 shares of Class C valued at $249,753,514 in exchange for VKSFR Fund's net assets. Fund shares held prior to the acquisition were renamed Class B Shares. The shares of VKSFR Fund were converted into Class C shares at a ratio of 1.089 to 1. Included in these net assets was a capital loss carryforward of $171,295,614 of which $88,912,248 can be utilized by Senior Loan Fund,

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

amortization differences of $49,259,549 and wash sales of $1,603, which is included in accumulated net realized loss. Also included in these net assets was a deferred compensation balance of $102,698 and non-accrual interest income of $667,659, which are included in accumulated undistributed net investment income. Net unrealized depreciation of VKSFR Fund as of June 13, 2003 was $35,149,764. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended July 31, 2003. Combined net assets on the day of reorganization were $2,213,412,834.

4. INVESTMENT TRANSACTIONS

During the period, the costs of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,876,994,136 and $2,154,206,365, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Fund to make tender offers for all or a portion of its then outstanding common shares at the net asset value of the shares on the expiration date of the tender offer. For the year ended July 31, 2004, 51,204,809 shares were tendered and repurchased by the Fund.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most Class B shares held for less than five years and Class C shares held less than one year which are accepted by the Fund for repurchase pursuant to tender offers. The early withdrawal charge will be payable to Van Kampen. Any early withdrawal charge which is required to be imposed will be made in accordance with the following schedule.

                                                          WITHDRAWAL            WITHDRAWAL
                                                            CHARGE                CHARGE
                                                          ----------            ----------
YEAR OF REDEMPTION                                         CLASS B               CLASS C
First...................................................     3.0%                  1.0%
Second..................................................     2.5%                   --
Third...................................................     2.0%                   --
Fourth..................................................     1.5%                   --
Fifth...................................................     1.0%                   --
Sixth and following.....................................     0.0%                   --

    For the year ended July 31, 2004, Van Kampen received early withdrawal charges of approximately $616,700, in connection with tendered shares of the Fund.

7. COMMITMENTS/BORROWINGS

Pursuant to the terms of certain of the Senior Loan agreements, the Fund had unfunded loan commitments of approximately $79,061,093 as of July 31, 2004. The Fund generally will maintain with its custodian short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.

    The Fund has entered into a revolving credit agreement with a syndicate led by Bank One for an aggregate of $300,000,000, which will terminate on October 12, 2006. The proceeds of any borrowing by the Fund under the revolving credit agreement shall be used for temporary liquidity purposes and funding of shareholder tender offers. Annual

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

commitment fees of .13% are charged on the unused portion of the credit line. For the year ended July 31, 2004, the Fund recognized commitment fee expenses of approximately $512,400. Borrowings under this facility will bear interest at the Eurodollar rate plus 1.00%. For the year ended July 31, 2004, the average daily balance of borrowings under the revolving credit agreement was $1,338,798 with a weighted average interest rate of 1.08%.

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

    At July 31, 2004, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
SELLING PARTICIPANT                                             (000)      (000)
Bank of America.............................................   $3,967      $3,715
                                                               ------      ------
Total.......................................................   $3,967      $3,715
                                                               ======      ======

9. SERVICE PLAN

For Class C, the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan governs payments for personal services and/or the maintenance of shareholder accounts.

    Annual fees under the Plan of .15% (.25% maximum) of average daily net assets are accrued daily and paid monthly to Van Kampen for Class C. Of this amount, Van Kampen paid Morgan Stanley DW Inc., an affiliate of the Advisor, approximately $62,500 for the year ended July 31, 2004.

10. LITIGATION

On September 28, 2001 and October 11, 2001, separate complaints were filed in the United States District Court for the Northern District of Illinois each by a shareholder of the Fund against the Fund, the Adviser, Van Kampen Funds Inc. and certain directors and officers of the Fund. The respective complaints, framed as class actions, allege misstatements and omissions in the Fund's registration statements in violation of the federal securities laws. The separate complaints were consolidated on or about December 15, 2001, and the class was certified on or about August 26, 2002. The consolidated action is entitled Abrams et al. v. Van Kampen Funds, Inc., et al., No. 01 C 7538 (N.D. Ill., Hart J.). The ultimate outcome of this action is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of this action.

VAN KAMPEN SENIOR LOAN FUND

NOTES TO FINANCIAL STATEMENTS -- JULY 31, 2004 continued

11. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN SENIOR LOAN FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Senior Loan Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Senior Loan Fund (the "Fund"), including the portfolio of investments, as of July 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the Fund's custodian, brokers, and selling or agent banks; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Senior Loan Fund as of July 31, 2004, the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
September 10, 2004

VAN KAMPEN SENIOR LOAN FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN SENIOR LOAN FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management ("Asset Management" or the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                               since 1988  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturer's
                                                       Association.


VAN KAMPEN SENIOR LOAN FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (63)             Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                since 1988  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., TheraSense, Inc.,
                                                       to February 2001, Vice                  GATX Corporation, Vantana
                                                       Chairman and Director of                Medical Systems, Inc. and
                                                       Anixter International,                  Trustee of The Scripps
                                                       Inc. and IMG Global Inc.                Research Institute and
                                                       Prior to July 2000,                     the University of Chicago
                                                       Managing Partner of                     Hospitals and Health
                                                       Equity Group Corporate                  Systems. Prior to January
                                                       Investment (EGI), a                     2004, Director of
                                                       company that makes                      TeleTech Holdings Inc.
                                                       private investments in                  and Arris Group, Inc.
                                                       other companies.                        Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Vice
                                                                                               Chairman and Director of
                                                                                               Anixter International,
                                                                                               Inc. and IMC Global Inc.
                                                                                               Prior to July 2000,
                                                                                               Director of Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM). Prior to April
                                                                                               1999, Director of Metal
                                                                                               Management, Inc.


VAN KAMPEN SENIOR LOAN FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Howard J Kerr (68)            Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                   since 1992  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

Hugo F. Sonnenschein (63)     Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                        since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

VAN KAMPEN SENIOR LOAN FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                      since 1988  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN SENIOR LOAN FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy Doberman (42)             Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc from January 1997 to July 2000.

James M. Dykas (38)           Chief Financial Officer  Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza              and Treasurer            since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181                                         Treasurer of funds in the Fund Complex. Prior to August
                                                                   2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Adviser and Van Kampen
                                                                   Advisors Inc. since December 2002.

VAN KAMPEN SENIOR LOAN FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (65)        Executive Vice           Officer     Principal Executive Officer--office of the Funds (since
1221 Avenue of the Americas   President and            since 2003  November 2003). Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

James L. Sullivan (49)        Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1998  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Howard Tiffen (56)            Vice President           Officer     Managing Director of the Advisers and Van Kampen Advisors
1 Parkview Plaza                                       since 2000  Inc. Vice President of the senior loan funds advised by the
P.O. Box 5555                                                      Adviser. Prior to 1999, senior portfolio manager for Pilgrim
Oakbrook Terrace, IL 60181                                         Investments. Associate of the Chartered Institute of Bankers
                                                                   and a member of the Economic Club of Chicago.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.
                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 59, 359
                                                 SLF ANR 9/04 RN04-01954P-Y07/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)
         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 11A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has one "audit committee financial expert" serving on its audit committee, "independent" Trustee Rod Dammeyer. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:


           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES...........................         $108,080              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.........         $0                    $230,000(2)
                        TAX FEES...................         $  2,100(3)           $0(4)
                        ALL OTHER FEES.............         $0                    $0(5)
              TOTAL NON-AUDIT FEES.................         $  2,100              $230,000

              TOTAL................................         $110,180              $230,000


           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES...........................         $121,050              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.........         $  3,750(7)           $95,000(2)
                        TAX FEES...................         $  2,000(3)           $0(4)
                        ALL OTHER FEES.............         $0                    $0(6)
              TOTAL NON-AUDIT FEES.................         $  5,750              $95,000

              TOTAL................................         $126,800              $95,000



              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

              (7) Audit-Related Fees represent agreed upon procedures related to the Registrant's letter of credit agreement.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                          AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months

----------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
    -    Statutory audits or financial audits for the Fund
    - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
    - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
    - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
    -    Due diligence services pertaining to potential fund mergers
    -    Issuance of SAS-70 reports on internal controls of Morgan Stanley
         Trust Co. and MSIM Trade Operations
    - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
    - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
    - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
    - Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

    -    U.S. federal, state and local tax planning and advice
    -    U.S. federal, state and local tax compliance
    -    International tax planning and advice
    -    International tax compliance
    - Review of federal, state, local and international income, franchise, and other tax returns
    -    Identification of Passive Foreign Investment Companies
    - Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.
    -    Domestic and foreign tax planning, compliance, and advice
    - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
    - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
    - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

    - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:
    - Bookkeeping or other services related to the accounting records or financial statements of the audit client
    -    Financial information systems design and implementation
    - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
    -    Actuarial services
    -    Internal audit outsourcing services
    -    Management functions
    -    Human resources
    -    Broker-dealer, investment adviser or investment banking services
    -    Legal services
    -    Expert services unrelated to the audit

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

    -    Van Kampen Investments, Inc.
    -    Van Kampen Investment Advisory Corporation
    -    Van Kampen Asset Management Inc.
    -    Van Kampen Advisors Inc.
    -    Van Kampen Funds Inc.
    -    Van Kampen Trust Company

    -    Van Kampen Investor Services Inc.
    -    Van Kampen Management Inc.
    -    Morgan Stanley Investment Management Inc.
    -    Morgan Stanley Investments LP
    -    Morgan Stanley Trust Company

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable to the Fund.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Loan Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004